FUND PROFILE

                                   High-Yield

                                 INVESTOR CLASS

                                November 6, 1998

                        [american century logo(reg.sm)]
                                    American
                                    Century

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     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site, or visiting one of our Investor Centers.
        See the back cover for additional phone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS
                                   HIGH-YIELD

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        High-Yield seeks high current income by investing in a diversified portfolio of high-yielding corporate bonds, debentures and notes. As a secondary objective, the fund seeks capital appreciation, but only when consistent with the primary objective of maximizing current income.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund invests primarily in lower-rated debt securities, which are subject to greater credit risk and consequently pay higher yields. Securities of this type are subject to substantial risks including price volatility, liquidity risk and default risk. You should carefully assess the risks associated with an investment in the fund.

        Under normal market conditions, the fund will maintain at least 80% of its total assets in high-yielding corporate bonds and other debt instruments (including convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related securities. The fund may buy securities that are considered below investment grade, including so-called "junk bonds." Issuers of these securities often have short financial histories or have questionable credit.

        Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets, and for temporary defensive purposes, up to 100% of its assets, in short-term money market instruments.

                        Authorized Credit Quality Ranges
             A-1           A-2     A-3
             P-1           P-2     P-3
           MIG-1         MIG-2   MIG-3
            SP-1          SP-2    SP-3
     AAA      AA     A     BBB     BB      B      CCC     CC      C      D
    *********************##############################********************
    *Denotes authorized quality
    #Denotes expected quality range of at least 80% of total assets of the fund

        Additional information about High-Yield's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *The value of High-Yield's shares depends on the value of the securities it owns and the income they produce. When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for High-Yield than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    *The fund may invest in securities rated below investment grade, including bonds that are in technical or monetary default. By definition, the issuers of many of these securities have had, and may continue to have, problems making interest and principal payments.

    *Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may be more likely to cause an issuer of lower quality bonds to default on its principal and interest obligations.

    *The market for lower quality securities is generally less liquid than the market for higher quality securities.

    *Adverse  publicity  and  investor  perceptions,  as well as new or proposed
     laws,  also  may  have  a  greater   negative  impact  on  the  market  for
     lower-quality securities.

    *High-Yield can invest up to 40% of its assets in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.


BENHAM HIGH-YIELD                                 AMERICAN CENTURY INVESTMENTS


    *Sovereign  debt of  foreign  governments  is  generally  rated by  country.
     Because these ratings do not take into account individual factors relevant to each security issuance and may not be updated regularly, the manager may elect to treat such securities as unrated debt.

    *As with all funds, at any given time the value of your shares of High-Yield may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money. Additionally, an investment in the fund is not a bank deposit, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales charges, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.90%
           Distribution and Service (12b-1) Fees           None
           Other Expenses(1)                              0.00%
           Total Annual Fund Operating Expenses           0.90%

        (1)Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  . . . your cost of investing in the fund would be:

            1 year      3 years      5 years     10 years
           -----------------------------------------------
             $92         $286         $497        $1,104

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts acting together to manage our mutual funds. The portfolio manager members of the High-Yield team are:

        NORMAN E. HOOPS, Senior Vice President and Portfolio Manager, has been a member of the team that manages High-Yield since its inception in September 1997. Mr. Hoops joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President.

        THERESA C. FENNELL, Portfolio Manager, has been a member of the team that manages High-Yield since its inception in September 1997. Ms. Fennell joined American Century in June 1997. Prior to joining American Century, she was an Assistant Portfolio Manager with Smith Barney Mutual Funds Management, Inc.

6. HOW DO I BUY FUND SHARES?

          * Complete and return the enclosed application

          * Call us and exchange shares from another American Century fund

          * Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500 ($1,000 for IRAs, Roth IRAs and UGMA/UTMA accounts). If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in High-Yield for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.


FUND PROFILE                                                 BENHAM HIGH-YIELD


8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        High-Yield pays distributions of substantially all of its income monthly. Distributions from realized capital gains are paid once a year, usually in December. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as

          * telephone transactions

          * wire and electronic funds transfers

          * 24-hour Automated Information Line transactions

          * 24-hour online Internet account access and transactions

        You may find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site, or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3555.

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[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

INSTITUTIONAL, CORPORATE, KEOGH, SEP/SARSEP,
SIMPLE AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.
                                 (c) 1998 American Century Services Corporation

SH-BRO-13788   9811